CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 1,099,218	$ 154,822	¥ 107,245	¥ (1,071,074)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Share-based compensation	1,056,967	148,871	692,204	417,284
Issuance of Class B ordinary shares to TECHWOLF LIMITED				1,506,362
Depreciation and amortization	258,752	36,444	140,078	80,100
Loss/(Gain) from disposal of property, equipment and software	183	26	(96)	110
Foreign exchange loss/(gain)	(1,088)	(153)	(8,627)	1,961
Amortization of right-of-use assets	169,137	23,822	147,322	109,336
Unrealized interest and investment income	(288,042)	(40,570)	(43,716)	(6,595)
Deferred income tax expenses	14,083	1,984	9,324
Allowance for credit losses	86	12	336
Changes in operating assets and liabilities:
Accounts receivable	(7,037)	(991)	(5,982)	5,997
Prepayments and other current assets	123,933	17,456	13,321	(403,696)
Amounts due from related parties	1,748	246	901	3,503
Other non-current assets				(4,000)
Accounts payable	24,744	3,485	10,179	13,464
Deferred revenue	733,183	103,266	102,322	758,221
Other payables and accrued liabilities	31,931	4,497	(18,037)	329,802
Operating lease liabilities	(170,789)	(24,055)	(143,732)	(99,394)
Net cash provided by operating activities	3,047,009	429,162	1,003,042	1,641,381
Cash flows from investing activities
Purchase of property, equipment and software	(955,511)	(134,581)	(340,120)	(259,891)
Disposal of property, equipment and software	6,953	979	324	29
Purchase of time deposits and short-term investments	(16,867,453)	(2,375,732)	(5,213,058)	(3,940,000)
Maturity of time deposits and short-term investments	10,272,111	1,446,797	2,746,201	3,598,000
Purchase of long-term investments	(2,394,679)	(337,283)
Cash paid for business combinations, net of cash acquired	(66)	(9)	(9,928)
Net cash used in investing activities	(9,938,645)	(1,399,829)	(2,816,581)	(601,862)
Cash flows from financing activities
Proceeds from the US IPO, net of issuance cost				6,406,872
Proceeds from exercise of share-based awards	217,712	30,665	249,662	35,975
Repurchase of ordinary shares	(71,835)	(10,118)	(918,894)
Payment of dividends	(562,899)	(79,283)
Net cash provided by/(used in) financing activities	(417,022)	(58,736)	(669,232)	6,431,263
Effect of exchange rate changes on cash and cash equivalents	29,793	4,196	892,837	(127,227)
Net increase/(decrease) in cash and cash equivalents	(7,278,865)	(1,025,207)	(1,589,934)	7,343,555
Cash and cash equivalents at beginning of the year	9,751,824	1,373,516	11,341,758	3,998,203
Cash and cash equivalents at end of the year	2,472,959	348,309	9,751,824	11,341,758
Supplemental cash flow disclosure
Cash paid for income tax	133,456	18,797	101,293
Supplemental disclosures of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value				164,065
Changes in payables for purchase of property, equipment and software	419,175	59,040	¥ 122,155	(2,357)
Unpaid consideration for share repurchase	¥ 113,802	$ 16,029
Class B ordinary shares
Cash flows from financing activities
Repurchase of ordinary shares				¥ (11,584)